STOCK-BASED COMPENSATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions	$ 204,000,000	$ 220,000,000
Current liabilities from share-based payment transactions	165,000,000	173,000,000
Non-current liabilities from share-based payment transactions	39,000,000	47,000,000
Intrinsic value of liabilities from share-based payment transactions	103,000,000	106,000,000
Expense from cash-settled share-based payment transactions	$ 60,000,000	$ 84,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 54.80	$ 46.56
Unrecognized stock-based compensation expense, stock options	$ 5,000,000	$ 6,000,000
Stock-based compensation expense (recovery)	$ 60,000,000	$ 70,000,000
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	0	0
Award vesting term	4 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,068,776	1,068,776
Cash-settled stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement (in dollars per share) | $ / shares	$ 60.00	$ 70.97
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share conversion ratio	1
Awards authorized (in shares) | shares	65,000,000
Award vesting term	4 years
Grant exercise price determination term	5 days
Unrecognized stock-based compensation expense, period of recognition	4 years
Stock-based compensation expense (recovery)	$ (1,000,000)	$ 1,000,000
Stock options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term	7 years
Stock options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award term	10 years
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	1,026,067	1,013,900
Share conversion ratio	1
Award vesting term	3 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,573,894	2,472,774	2,218,925
Unrecognized stock-based compensation expense, period of recognition	3 years
Shares reserved for issue (in shares) | shares	4,000,000
Unrecognized stock-based compensation expense, other than options (in shares) | shares	50,000,000	56,000,000
Stock-based compensation expense (recovery)	$ 49,000,000	$ 47,000,000
Performance-based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	219,493	180,896
Award vesting term	3 years
Performance-based RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	30.00%
Performance-based RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	170.00%
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	80,252	110,003
Award vesting term	3 years
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,619,941	1,741,884	2,004,440
Unrecognized stock-based compensation expense, period of recognition	3 years
Unrecognized stock-based compensation expense, other than options (in shares) | shares	0	1,000,000
Stock-based compensation expense (recovery)	$ (3,000,000)	$ 4,000,000
Performance-based DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares) | shares	10,513	29,300
Award vesting term	3 years
Performance-based DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	50.00%
Performance-based DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance vesting rights	150.00%
Employee Share Accumulation Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution percentage	10.00%
Amount of maximum annual employee contribution	$ 25,000
Stock-based compensation expense (recovery)	$ 51,000,000	$ 51,000,000
Employee Share Accumulation Plan | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	25.00%
Employee Share Accumulation Plan | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employer percentage, matching contribution	50.00%
Equity derivatives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense (recovery)	$ 15,000,000	$ 18,000,000